Related party transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions (Details) [Line Items]
Property plant and equipment		€ 774
Administration fees	€ 3,412	2,963	€ 2,143
Management fees	0	450	450
Development costs	1,095
Interest expense	0	338	261
Interest loan expense from other shareholder	0	1,625	1,070
ads-tec Engineering GmbH [Member]
Related party transactions (Details) [Line Items]
Development costs		1,479	€ 262
ads-tec Industrial IT GmbH [Member]
Related party transactions (Details) [Line Items]
Comprise liability	1,167	12
ads-tec Administration GmbH [Member]
Related party transactions (Details) [Line Items]
Comprise liability	476	838
ads-tec Dresden GmbH [Member]
Related party transactions (Details) [Line Items]
Comprise liability	€ 28	€ 1,199